SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life

Items	Useful life
Motor vehicles	5-10 years
Office equipment	2-5 years
Production equipment	10-20 years

Summary of information about contract assets and contract liabilities from contracts with customers

The following table provides information about contract costs and contract liabilities from contracts with customers:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Contract costs	¥31,537,586	¥48,795,906	$7,556,056
Contract liabilities	¥3,486,033	¥7,686,276	$1,190,221